Share-Based Termination Liability (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Sep. 10, 2023	Oct. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Share Based Termination Liability [Line Items]
Stock issued during period, shares issued due to lease termination	600,000
Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Share Based Termination Liability [Line Items]
Payments to suppliers (in Dollars)		$ 1.0
Potential shares issued for contract termination		150,000
Maximum [Member]
Share Based Termination Liability [Line Items]
Share-based termination liability, measurement input				90.00%
Minimum [Member]
Share Based Termination Liability [Line Items]
Share-based termination liability, measurement input				10.00%
Common Stock [Member]
Share Based Termination Liability [Line Items]
Issuance of common stock to vendors due to contract terminations			750,000